Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Share Capital [Member]	Share premium [member]	(Accumulated Deficit)/ Retained Earnings [member]	Total
Balance as at December 31, 2022 at Dec. 31, 2020	$ 20,000	$ 20	$ 233,441	$ 60,331	$ 293,792
Profit for the year	0	0	0	(66,379)	(66,379)
Dividends (Note 17)	0	0	0	(75,305)	(75,305)
Balance as at December 31, 2023 at Dec. 31, 2021	20,000	20	233,441	(81,353)	152,108
Profit for the year	0	0	0	(4,442)	(4,442)
Balance as at December 31, 2023 at Dec. 31, 2022	20,000	20	233,441	(85,795)	147,666
Profit for the year	0	0	0	13,781	13,781
Balance as at December 31, 2023 at Dec. 31, 2023	$ 20,000	$ 20	$ 233,441	$ (72,014)	$ 161,447